OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2003 through November 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.

                                     PIONEER
                            ------------------------
                                    EMERGING
                                     MARKETS
                                      FUND


                                     Annual
                                     Report

                                    11/30/04

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              8
Portfolio Management Discussion                             10
Schedule of Investments                                     13
Financial Statements                                        25
Notes to Financial Statements                               34
Report of Independent Registered Public Accounting Firm     43
Trustees, Officers and Service Providers                    44
Pioneer Family of Funds                                     51

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 11/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
High energy prices, sub-par job creation figures and rising interest rates held back the nation's equity markets for much of the fall. With oil prices hovering around $50 per barrel, consumers faced with high-priced gasoline and hefty heating bills responded by restraining spending. But consumer outlays, which represent the bulk of U.S. economic activity, rebounded in October, and markets rallied once the presidential election was settled. U.S. economic growth in the third quarter was respectable, but below results seen early in the year, as high energy costs acted as an added tax on businesses and households. Meanwhile, the war in Iraq and the specter of terrorism remained on investors' minds. In addition, the weak dollar and the large federal budget deficit were the focus of concern. Overseas, markets have been relatively stable after stumbling early in 2004.

Despite four interest rate hikes by the Federal Reserve Board, returns on corporate bonds, including high-yield sectors, were strong. Longer-term Treasury securities also delivered solid returns. A moderating recovery and an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Lower inflation would also mean better real returns for bond holders. On the other hand, continued strong economic growth could trigger further hikes.

Pioneer believes that the economy will expand slowly in 2005. After years of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they do not seem to be a barrier for companies needing to borrow. Equity valuations now appear somewhat better aligned with earnings prospects than they were a year ago, when prices ran ahead of profit expectations. Therefore, even moderate expansion in corporate profits may drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term portfolio strategy means choosing an appropriate mix of investments, then making adjustments as your goals change. The Pioneer Ibbotson Asset Allocation Series offers three portfolios-moderate, growth and aggressive - each comprising a select group of Pioneer Funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically as rates of return on stocks, bonds and other investments vary. Ibbotson's goal is to manage risk while keeping your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets Fund
PORTFOLIO SUMMARY 11/30/04

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a pie chart in the printed material.]

Financials                                       18.2%
Telecommunication Services                       15.7%
Materials                                        15.2%
Consumer Staples                                 11.9%
Energy                                           10.8%
Industrials                                       8.4%
Consumer Discretionary                            7.2%
Information Technology                            7.0%
Utilities                                         4.3%
Health Care                                       1.3%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a bar chart in the printed material.]

South Korea                                      21.6%
Brazil                                           15.0%
South Africa                                      7.0%
Taiwan                                            6.9%
Russia                                            6.5%
Mexico                                            6.5%
India                                             5.2%
Turkey                                            4.4%
Indonesia                                         2.9%
Chile                                             2.9%
Thailand                                          2.3%
Singapore                                         2.1%
Poland                                            2.1%
People's Republic of China                        1.6%
Peru                                              1.5%
Philippines                                       1.4%
Israel                                            1.2%
Hungary                                           1.1%
Czech Republic                                    1.0%
Other (Individually less than 1%)                 1.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.     Petroleo Brasileiro SA Petrobras (A.D.R.)      3.84%
  2.     Samsung Electronics                            3.35
  3.     Compania Vale do Rio Doce (A.D.R.)             2.00
  4.     Alumax, Inc.                                   2.00
  5.     AngloGold Ashanti, Ltd. (A.D.R.)               1.96
  6.     Lukoil Holding (A.D.R.)                        1.91
  7.     Telefonos de Mexico SA                         1.65
  8.     Compania de Minas Buenaventura SA              1.50
  9.     SK Telecom Co., Ltd.                           1.35
 10.     Surgutneftegaz (A.D.R.)                        1.25

*This list excludes money market and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                            CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        11/30/04   11/30/03
                 $17.88     $14.47


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $0.0357      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

-----------------------------------------
Average Annual Total Returns
(As of November 30, 2004)

             Net Asset    Public Offering
Period         Value        Price (POP)
 10 Years      5.85%          5.22%
 5 Years       5.37           4.13
 1 Year       23.86          16.76
-----------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment+

                                          MSCI Emerging
                    Pioneer Emerging      Markets Free
Date                Markets Fund            Index
11/94                   $ 9,425             $10,000
                          9,039               8,348
11/96                    10,900               9,203
                         12,030               7,981
11/98                     8,157               6,193
                         12,806               9,011
11/00                    10,041               6,883
                          9,196               6,376
11/02                     9,382               6,691
                         13,428               9,425
5/04                     16,631              12,143

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                            CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        11/30/04   11/30/03
                 $16.52     $13.46

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

----------------------------------
Average Annual Total Returns
(As of November 30, 2004)

                If          If
Period         Held      Redeemed
 10 Years      5.05%       5.05%
 5 Years       4.54        4.37
 1 Year       22.73       18.73
----------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment+

                                          MSCI Emerging
                    Pioneer Emerging      Markets Free
Date                Markets Fund            Index
11/94                   $10,000             $10,000
                          9,538               8,348
11/96                    11,418               9,203
                         12,515               7,981
11/98                     8,411               6,193
                         13,107               9,011
11/00                    10,185               6,883
                          9,253               6,376
11/02                     9,382               6,691
                         13,335               9,425
11/04                    16,367              12,143

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                            CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        11/30/04   11/30/03
                 $16.47     $13.39


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

----------------------------------------
Average Annual Total Returns
(As of November 30, 2004)

                      If          If
Period               Held      Redeemed
 Life-of-Class
 (1/31/1996)         4.57%       4.57%
 5 Years             4.65        4.65
 1 Year             23.00       23.00
----------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment+

                                          MSCI Emerging
                    Pioneer Emerging      Markets Free
Date                Markets Fund            Index
1/96                    $10,000             $10,000
11/96                    10,386               9,855
                         11,384               8,546
11/98                     7,633               6,631
                         11,824               9,649
11/00                     9,219               7,370
                          8,372               6,827
11/02                     8,489               7,165
                         12,067              10,093
11/04                    14,843              13,004

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                            CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        11/30/04   11/30/03
                 $17.72     $14.51


Distributions per Share               Short-Term      Long-Term
(12/1/03 - 11/30/04)      Dividends   Capital Gains   Capital Gains
                          $0.1528     $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

----------------------------------------
Average Annual Total Returns
(As of November 30, 2004)

                If          If
Period         Held      Redeemed
 10 Years      5.40%       5.40%
 5 Years       5.01        5.01
 1 Year       23.35       23.35
----------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment+

                                          MSCI Emerging
                    Pioneer Emerging      Markets Free
Date                Markets Fund            Index
11/94                   $10,000             $10,000
                          9,537               8,348
11/96                    11,452               9,203
                         12,577               7,981
11/98                     8,485               6,193
                         13,254               9,011
11/00                    10,340               6,883
                          9,423               6,376
11/02                     9,565               6,691
                         13,716               9,425
11/04                    16,919              12,143

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                            CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        11/30/04   11/30/03
                 $18.78     $15.19


Distributions per Share               Short-Term      Long-Term
(12/1/03 - 11/30/04)      Dividends   Capital Gains   Capital Gains
                          $0.1567     $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

Average Annual Total Returns
(As of November 30, 2004)
                If          If
Period         Held      Redeemed
 10 Years      6.45%       6.45%
 5 Years       6.29        6.29
 1 Year       24.86       24.86
----------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment+

                                          MSCI Emerging
                    Pioneer Emerging      Markets Free
Date                Markets Fund            Index
4/98                    $10,000             $10,000
11/98                     6,155               7,213
                          9,730              10,495
11/00                     7,672               8,017
                          7,094               7,426
11/02                     7,310               7,794
                         10,572              10,979
11/04                    13,200              14,145

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 6/23/94 to 4/9/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from June 1, 2004 through November 30, 2004.

Share Class                     A            B            C           R            Y
----------------------------------------------------------------------------------------
Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 6/1/04

Ending Account Value       $1,194.41    $1,188.44    $1,190.82    $1,189.49    $1,199.31
(after expenses)
On 11/30/04

Expenses Paid              $   11.94    $   15.86    $   15.02    $   16.90    $    6.99
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, 2.90% 2.74%, 3.09%, and 1.27% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2004 through November 30, 2004.

Share Class                    A            B            C            R            Y
----------------------------------------------------------------------------------------
Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 6/1/04

Ending Account Value       $1,014.15    $1,010.55    $1,011.10    $1,011.95    $1,018.50
(after expenses)
On 11/30/04

Expenses Paid              $   10.96    $   14.57    $   13.79    $   15.53    $    6.42
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, 2.90% 2.74%, 3.09%, and 1.27% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/04
--------------------------------------------------------------------------------

For the 12 months ended November 30, 2004, Pioneer Emerging Markets Fund's Class A shares delivered a total return at net asset value of 23.86%. Over the same time period, the MSCI Emerging Markets Free Index had a total return of 28.88%. Meanwhile, the Fund's Lipper peer group of 184 Emerging Markets funds generated an average return of 27.78%.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

In the following discussion, Christopher Smart and Sam Polyak, portfolio managers of the Pioneer Emerging Markets Fund, review the last 12 months and look ahead to next year.

Q: After an extraordinary performance in 2003, how did Emerging Markets fare this year?

A: With still strong economic growth in the United States and China, supported by an accommodative monetary policy in most countries, Emerging Markets turned in yet another outstanding year. In the 12 months ending November 30, 2004, the MSCI Emerging Markets Index outperformed the MSCI World Index by 8.7% and the S&P 500 Index by 13.6%. While global rates began to rise, the moderate strength of the recovery made for a more gradual adjustment. Moreover, a weakening U.S. dollar throughout the year had two distinct effects on the Emerging world. On the one hand, it helped reduce the sovereign debt burdens of many developing countries, as a significant portion of their debt is in U.S. dollars. A weak dollar also helped cool inflationary expectations as their currencies gained in relative value. While the Chinese economy slowed somewhat from the excessive pace of its expansion early in the year, it was still on track to grow near 10%, which provided good support for global commodity prices like coal, iron ore, steel and soybeans.

Q: How did the Fund fare in this environment?

A: The Fund's exposure to these favorable trends generally boosted performance during the period. Our exposure to Turkey and India were especially helpful as these markets benefited from strong

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   acceleration in domestic demand. We also benefited from the inclusion of stocks like Yanzhou Coal Mining, which rose 92% as the rapid rise of Chinese coal prices boosted its profits. In Brazil, Companhia Vale do Rio Doce, one of the world's largest producers of iron ore, rose nearly 65% as the firm posted record profits on the strength of global commodity prices. Finally, our decision to limit our exposure to technology firms was also helpful, as major stocks in that sector in Taiwan, Israel, and Korea underperformed the benchmark dramatically.

   Performance was hurt over the last year from our positive view of Russia and our negative view of South Africa. The high oil price, which produced significant inflows of money into the Russian economy and growth near 7% was not enough to overcome investor concerns about political developments that appeared to threaten the course for further economic and political reform. In South Africa, meanwhile, a surge in easy credit and domestic spending provided an unexpected boon to many banks, retailers and industrial companies, even as the strong currency undercut the profits of the mining industry.

Q: How do you choose what stocks to buy?

A: Our process moves along two tracks. We look at our markets from the top down, to find countries where the economies are growing, where interest rates are falling and where there is a stable or improving political climate. At the same time, from the bottom up, we screen stocks in our universe for attractive valuations and growth prospects. We examine the economic sector in which a company operates and attempt to assess the management's ability to take advantage of growth opportunities. Together with our investment colleagues in Singapore and Dublin, we model the company's future revenue and profit streams to find stocks where the market may be underestimating its ability to create value. If it meets these criteria within a favorable environment of economic growth, it becomes a good candidate for our portfolio. We believe the portfolio contains some of the world's best growth prospects at some of the world's best valuations. Individually, the stocks may be riskier than most, but we believe that our portfolio construction helps to mitigate at least some of that risk.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/04                           (continued)
--------------------------------------------------------------------------------

Q: What do you expect in 2005?

A: Emerging Markets have essentially outperformed developed markets significantly in the last few years, which imposes a certain amount of humility on any outlook for the year ahead. Still, we continue to believe that valuations are attractive and growth prospects remain good, especially when compared to the alternatives in developed markets. Performance in 2005 will remain vulnerable to a rapid adjustment in global currencies or a sharp decline in global demand. Still, weak job growth in the United States, Europe and Japan will discourage monetary authorities from moving too quickly on rate increases, which should continue to provide ample liquidity for key Emerging Markets. Barring an unforeseen adjustment, this combination should make for another year of good performance in relative and absolute terms.


   Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04
--------------------------------------------------------------------------------

   Shares                                                            Value
               PREFERRED STOCKS - 2.9%
               Materials - 0.6%
               Diversified Metals & Mining - 0.6%
2,220,000      Caemi Mineracao e Metalurgia SA*                $ 1,606,981
                                                               -----------
               Total Materials                                 $ 1,606,981
                                                               -----------
               Capital Goods - 0.1%
               Industrial Conglomerates - 0.1%
   28,470      LG Corp.                                        $   301,921
                                                               -----------
               Total Capital Goods                             $   301,921
                                                               -----------
               Banks - 1.1%
               Diversified Banks - 1.1%
   23,373      Banco Itau Holding Financeira*                  $ 3,040,165
                                                               -----------
               Total Banks                                     $ 3,040,165
                                                               -----------
               Telecommunication Services - 1.1%
               Integrated Telecommunication Services - 0.6%
   92,894      Tele Norte Leste Participacoes (A.D.R.) (c)     $ 1,421,278
                                                               -----------
               Wireless Telecommunication Services - 0.5%
   52,100      Telemig Celular Participacoes (A.D.R.) (c)      $ 1,500,480
                                                               -----------
               Total Telecommunication Services                $ 2,921,758
                                                               -----------
               TOTAL PREFERRED STOCKS
               (Cost $4,880,916)                               $ 7,870,825
                                                               -----------
               COMMON STOCKS - 95.6%
               Energy - 10.7%
               Integrated Oil & Gas - 7.7%
1,842,000      CNOOC, Ltd.                                     $ 1,045,631
   41,400      Lukoil Holding (A.D.R.)                           5,164,650
  300,300      Petroleo Brasileiro SA Petrobras (A.D.R.)        10,354,344
   90,600      Surgutneftegaz (A.D.R.) (c)                       3,374,850
  229,300      Yukos                                             1,010,353
                                                               -----------
                                                               $20,949,828
                                                               -----------
               Oil & Gas Equipment & Services - 0.4%
   19,700      Samchully Co., Ltd.                             $ 1,164,542
                                                               -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                   (continued)
--------------------------------------------------------------------------------

    Shares                                                             Value
                 Oil & Gas Exploration & Production - 1.3%
  1,503,500      China Petroleum & Chemical                      $   637,550
     21,100      Mol Magyar Olaj                                   1,422,032
  1,436,000      Panva Gas Holdings, Ltd.*                           641,532
    212,000      PTT Public Co., Ltd.                                908,994
                                                                 -----------
                                                                 $ 3,610,108
                                                                 -----------
                 Oil & Gas Refining Marketing & Transportation - 1.3%
    890,000      China Aviation Oil Singapore                    $   131,106
 12,210,800      Petron Corp.                                        716,415
     59,600      Polski Koncern Nafto (G.D.R.)                     1,409,594
     20,000      S-OIL Corp.                                       1,253,079
                                                                 -----------
                                                                 $ 3,510,194
                                                                 -----------
                 Total Energy                                    $29,234,672
                                                                 -----------
                 Materials - 14.4%
                 Commodity Chemicals - 2.0%
     31,789      Daelim Industrial Co.                           $ 1,460,121
     39,600      LG Petrochemical Co., Ltd.                          989,026
     48,200      Reliance Industries, Ltd. (144A)                  1,143,304
 99,005,900      Ultrapar Participacoes SA                         1,824,415
                                                                 -----------
                                                                 $ 5,416,866
                                                                 -----------
                 Construction Materials - 1.3%
235,072,250      Akcansa Cimento AS                              $   771,552
     42,430      Asia Cement Co., Ltd.                             1,342,673
  4,461,400      Lafarge Malayan Cement Bhd.                         910,370
    112,000      Siam City Cement Co., Ltd. (Foreign Shares)         608,093
                                                                 -----------
                                                                 $ 3,632,688
                                                                 -----------
                 Diversified Chemical - 0.4%
  2,193,664      Sinopac Holdings Co.                            $ 1,217,313
                                                                 -----------
                 Diversified Metals & Mining - 3.7%
    260,200      Companhia Vale do Rio Doce (A.D.R.)             $ 5,396,548
    135,500      KGHM Polska Miedz SA*                             1,374,980
     33,100      Norilsk Nickel                                    1,915,663
    931,500      Yanzhou Coal Mining (Class H)                     1,424,820
                                                                 -----------
                                                                 $10,112,011
                                                                 -----------
                 Fertilizers & Agricultural Chemicals - 0.5%
    312,200      Makhteshim-Agan Industries, Ltd.                $ 1,533,233
                                                                 -----------

   The accompanying notes are an integral part of these financial statements.
14

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                            Value
                 Gold - 0.6%
    226,300      IAMGOLD Corp.                                  $ 1,735,721
                                                                -----------
                 Paper Products - 0.6%
     42,900      Aracruz Cellulose SA (A.D.R.)                  $ 1,591,161
                                                                -----------
                 Precious Metals & Minerals - 3.6%
    132,700      Anglogold Ashanti, Ltd. (A.D.R.) (c)           $ 5,296,057
    172,500      Compania de Minas Buenaventura SA                4,053,750
  2,528,000      PT Aneka Tambang TBK                               496,213
                                                                -----------
                                                                $ 9,846,020
                                                                -----------
                 Specialty Chemicals - 0.4%
    624,816      Formosa Plastic Corp.                          $   998,364
                                                                -----------
                 Steel - 1.2%
     28,000      Pohang Iron & Steel Co., Ltd. (A.D.R.)         $ 1,322,720
    130,100      Remgro, Ltd.                                     1,966,881
                                                                -----------
                                                                $ 3,289,601
                                                                -----------
                 Total Materials                                $39,372,978
                                                                -----------
                 Capital Goods - 5.7%
                 Building Products - 0.9%
    102,900      Daewoo Heavy Industries & Machinery, Ltd.*     $ 1,517,893
     20,130      Hanil Cement Co., Ltd.                           1,021,133
                                                                -----------
                                                                $ 2,539,026
                                                                -----------
                 Construction & Engineering - 1.5%
  1,888,973      CTCI Corp.                                     $ 1,068,575
     81,390      Kyeryong Construction Industrial Co., Ltd.       1,128,014
     79,100      LG Construction, Ltd.                            2,049,673
                                                                -----------
                                                                $ 4,246,262
                                                                -----------
                 Electrical Component & Equipment - 0.5%
     98,000      Bharat Heavy Electricals (Demat Shares)        $ 1,364,496
                                                                -----------
                 Industrial Conglomerates - 1.9%
    187,700      Copec-Compania Petroleos                       $ 1,480,460
503,902,679      KOC Holding AS                                   2,765,405
     55,900      LG Corp.                                           854,374
                                                                -----------
                                                                $ 5,100,239
                                                                -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
              Industrial Machinery - 0.9%
  157,300     Daewoo Heavy Industries & Machinery, Ltd.     $ 1,339,969
1,437,000     Yungtay Engineering Co., Ltd.                     770,993
                                                            -----------
                                                            $ 2,110,962
                                                            -----------
              Total Capital Goods                           $15,360,985
                                                            -----------
              Commercial Services & Supplies - 0.8%
              Diversified Commercial Services - 0.8%
  165,472     Bidvest Group, Ltd.                           $ 2,142,476
                                                            -----------
              Total Commercial Services & Supplies          $ 2,142,476
                                                            -----------
              Transportation - 1.8%
              Air Freight & Couriers - 0.3%
1,243,800     Singapore Post, Ltd.                          $   648,626
                                                            -----------
              Marine - 1.1%
  549,500     Samsung Heavy Industries Co., Ltd.            $ 3,090,532
                                                            -----------
              Railroads - 0.4%
  278,000     Malaysia International Shipping Bhd.          $ 1,075,522
                                                            -----------
              Total Transportation                          $ 4,814,680
                                                            -----------
              Automobiles & Components - 3.7%
              Auto Parts & Equipment - 0.5%
  246,161     Jardine Cycle & Carriage, Ltd.                $ 1,485,976
                                                            -----------
              Automobile Manufacturers - 3.2%
   85,370     Hyundai Heavy Industries                      $ 2,441,783
   28,600     Hyundai Motor Co., Ltd.                         1,404,936
1,130,961     PT Astra International                          1,126,336
1,341,100     Sime Darby Bhd                                  2,135,010
  142,040     Tata Motors                                     1,540,067
                                                            -----------
                                                            $ 8,648,132
                                                            -----------
              Total Automobiles & Components                $10,134,108
                                                            -----------
              Consumer Durables & Apparel - 0.8%
              Homebuilding - 0.8%
4,076,900     Ayala Land, Inc.                              $   521,832
  892,500     Corporacion GEO, SA de CV*                      1,667,334
                                                            -----------
                                                            $ 2,189,166
                                                            -----------
              Total Consumer Durables & Apparel             $ 2,189,166
                                                            -----------

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                           Value
               Hotels, Restaurants & Leisure - 0.4%
               Hotels, Resorts & Cruise Lines - 0.3%
   72,200      Indian Hotels Co., Ltd.                         $  803,573
                                                               ----------
               Restaurants - 0.1%
  801,600      Jollibee Foods Corp.                            $  406,656
                                                               ----------
               Total Hotels, Restaurants & Leisure             $1,210,229
                                                               ----------
               Media - 2.0%
               Advertising - 0.1%
   22,320      G2R, Inc.                                       $  382,966
                                                               ----------
               Broadcasting & Cable TV - 0.9%
2,511,100      ABS-CBN Broadcasting Corp.                      $  827,111
3,730,600      Media Prima Bhd*                                 1,706,798
                                                               ----------
                                                               $2,533,909
                                                               ----------
               Movies & Entertainment - 1.0%
2,483,200      Grammy Entertainment Plc                        $1,026,923
  477,800      Zee Telefilms, Ltd.                              1,631,187
                                                               ----------
                                                               $2,658,110
                                                               ----------
               Total Media                                     $5,574,985
                                                               ----------
               Retailing - 0.1%
               Distributors - 0.1%
   56,760      The Spar Group, Ltd.*                           $  204,850
                                                               ----------
               Total Retailing                                 $  204,850
                                                               ----------
               Food & Drug Retailing - 3.2%
               Food Distributors - 0.9%
   59,800      Compania Cervecerias Unidas SA (A.D.R.) (c)     $1,518,322
   99,200      Kimberly-Clark de Mexico, SA de CV                 330,931
1,985,700      Metro Cash and Carry, Ltd.*                        699,579
                                                               ----------
                                                               $2,548,832
                                                               ----------
               Food Retail - 2.3%
   85,800      Brasil Distributor Pao Acu (A.D.R.)             $2,086,656
   31,000      CJ Corp.                                         2,055,681
  760,000      President Chain Store Corp.                      1,131,657
   56,760      Tiger Brands, Ltd.                                 975,634
                                                               ----------
                                                               $6,249,628
                                                               ----------
               Total Food & Drug Retailing                     $8,798,460
                                                               ----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                   (continued)
--------------------------------------------------------------------------------

    Shares                                                              Value
                Food, Beverage & Tobacco - 7.2%
                Brewers - 0.4%
     31,350     Efes Breweries International (144A) (G.D.R.)*     $   952,256
                                                                  -----------
                Distillers & Vintners - 1.7%
 65,834,850     Andalou Efes Biracilik VE                         $ 1,075,204
     91,700     Companhia de Bebidas PR (A.D.R.)                    2,362,192
    512,700     Grupo Modelo SA de CV                               1,342,297
                                                                  -----------
                                                                  $ 4,779,693
                                                                  -----------
                Packaged Foods & Meats - 0.4%
     10,490     Pulmuone Co., Ltd.                                $   522,196
    504,931     Rainbow Chicken, Ltd.                                 607,242
                                                                  -----------
                                                                  $ 1,129,438
                                                                  -----------
                Soft Drinks - 2.3%
     65,800     Coca-Cola Femsa, SA de CV (A.D.R.)*               $ 1,435,756
    115,200     Embotelladora Andina SA (A.D.R.)*                   1,463,040
     59,300     Fomento Economico Mexicano, SA de CV                2,833,354
  1,039,700     Sermsuk Public Co., Ltd.                              551,221
                                                                  -----------
                                                                  $ 6,283,371
                                                                  -----------
                Tobacco - 2.4%
    127,000     British American Tobacco (Malaysia) Bhd           $ 1,478,657
     50,600     Korea Tobacco                                       1,611,647
      2,050     Philip Morris CR AS                                 1,366,589
    788,000     PT Gudang Garam Public Co., Ltd.                    1,164,435
  1,288,000     PT Hanjaya Mandala Sampoerna Tbk                      961,897
                                                                  -----------
                                                                  $ 6,583,225
                                                                  -----------
                Total Food, Beverage & Tobacco                    $19,727,983
                                                                  -----------
                Household & Personal Products - 1.4%
                Household Products - 0.7%
233,543,680     Arcelik AS*                                       $ 1,255,527
     26,490     LG Household & Health Care, Ltd.                      684,507
                                                                  -----------
                                                                  $ 1,940,034
                                                                  -----------
                Personal Products - 0.7%
     71,490     Natura Cosmeticos SA                              $ 1,759,996
                                                                  -----------
                Total Household & Personal Products               $ 3,700,030
                                                                  -----------

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                Value
                 Health Care Equipment & Services - 0.6%
                 Health Care Distributors - 0.6%
     58,000      Teva Pharmaceutical Industries, Ltd.               $ 1,582,240
                                                                    -----------
                 Total Health Care Equipment & Services             $ 1,582,240
                                                                    -----------
                 Pharmaceuticals & Biotechnology - 0.7%
                 Pharmaceuticals - 0.7%
    151,890      Aurobindo Pharma, Ltd.                             $ 1,187,561
    889,400      PT Tempo Scan Pacific                                  866,393
          4      Sun Pharmaceutical Industries, Ltd.
                 (Demat Shares)*                                             45
                                                                    -----------
                                                                    $ 2,053,999
                                                                    -----------
                 Total Pharmaceuticals & Biotechnology              $ 2,053,999
                                                                    -----------
                 Banks - 10.2%
                 Diversified Banks - 9.3%
     25,834      Banco Bradesco SA (A.D.R.)* (c)                    $ 1,682,310
    275,300      Bangkok Bank, Ltd. (Foreign Shares)                    794,790
  1,639,131      Chinatrust Financial Holding Co., Ltd.               1,870,720
  1,114,000      Commerce Asset Holdings Bhd                          1,423,670
     83,000      Hana Bank                                            2,211,559
    737,000      Kasikornbank*                                        1,072,963
     14,131      Kookmin Bank*                                          538,454
     86,000      Kookmin Bank (A.D.R.) (c)*                           3,221,560
    458,100      Malayan Banking Bhd                                  1,445,878
  1,334,600      Metropolitan Bank & Trust Co.                          688,467
  3,161,600      PT Bank Central Asia Tbk                               962,919
 16,852,085      PT Lippo Bank*                                       1,213,186
    647,500      Siam Commercial Bank Plc (Foreign Shares)              811,288
    177,066      Standard Bank Group, Ltd.                            1,837,138
    102,000      State Bank of India                                  1,213,902
471,295,326      Turkiye Is Bankasi (Isbank)                          2,220,457
     82,900      Uniao de Bancos Brasileiros SA (G.D.R.) (144A)       2,318,713
                                                                    -----------
                                                                    $25,527,974
                                                                    -----------
                 Regional Banks - 0.9%
  1,639,000      First Financial Holding*                           $ 1,351,465
    974,000      Hong Leong Bank Bhd                                  1,434,467
                                                                    -----------
                                                                    $ 2,785,932
                                                                    -----------
                 Total Banks                                        $28,313,906
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                   (continued)
--------------------------------------------------------------------------------

    Shares                                                                     Value
                 Diversified Financials - 4.6%
                 Diversified Financial Services - 4.6%
  5,198,000      Bank Mandiri                                            $ 1,050,354
  3,242,213      China Development Financial                               1,576,767
    466,000      Citic Pacific, Ltd.                                       1,319,504
  1,038,900      FirstRand, Ltd.                                           2,332,029
  1,037,000      Fubon Group                                               1,039,033
373,804,095      Haci Omer Sabanci Holding AS                              1,179,980
    889,700      MCL Land, Ltd.                                              787,148
  2,054,900      RHB Capital Bhd                                           1,297,667
    625,600      Sanlam, Ltd.                                              1,308,260
  4,863,800      SM Prime Holdings                                           649,324
                                                                         -----------
                                                                         $12,540,066
                                                                         -----------
                 Total Diversified Financials                            $12,540,066
                                                                         -----------
                 Insurance - 1.4%
                 Multi-Line Insurance - 1.0%
170,278,000      Aksigorta AS                                            $   541,820
     29,000      Samsung Fire & Marine Insurance                           2,167,382
                                                                         -----------
                                                                         $ 2,709,202
                                                                         -----------
                 Property & Casualty Insurance - 0.4%
     62,800      Cathay Financial Holding Co., Ltd. (144A) (G.D.R.)*     $ 1,208,900
                                                                         -----------
                 Total Insurance                                         $ 3,918,102
                                                                         -----------
                 Real Estate - 0.5%
                 Real Estate Management & Development - 0.5%
    831,000      Wheelock Properties (Singapore), Ltd.                   $ 1,247,910
                                                                         -----------
                 Total Real Estate                                       $ 1,247,910
                                                                         -----------
                 Software & Services - 0.5%
                 Application Software - 0.5%
     29,568      Infosys Technologies, Ltd.                              $ 1,426,072
                                                                         -----------
                 Total Software & Services                               $ 1,426,072
                                                                         -----------
                 Technology Hardware & Equipment - 2.4%
                 Semiconductors - 1.2%
    333,026      Hon Hai Precision Industry                              $ 1,342,104
  1,285,529      Taiwan Semiconductor Manufacturing Co.                    1,876,933
                                                                         -----------
                                                                         $ 3,219,037
                                                                         -----------

   The accompanying notes are an integral part of these financial statements.
20

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                Value
               Communications Equipment - 0.5%
   73,407      Matav Rt (A.D.R.)                                   $ 1,563,569
                                                                   -----------
               Electronic Equipment & Instruments - 0.7%
  255,950      Elec & Eltek International Co., Ltd.                $   729,524
   18,710      LG Electronics, Inc.                                  1,126,555
                                                                   -----------
                                                                   $ 1,856,079
                                                                   -----------
               Total Technology Hardware & Equipment               $ 6,638,685
                                                                   -----------
               Semiconductors - 4.0%
   21,870      Samsung Electronics                                 $ 9,041,727
2,936,770      United Microelectronics Corp., Ltd.                   1,833,254
                                                                   -----------
                                                                   $10,874,981
                                                                   -----------
               Total Semiconductors                                $10,874,981
                                                                   -----------
               Telecommunication Services - 14.3%
               Integrated Telecommunication Services - 7.1%
   52,100      Brasil Telecom Participacoes SA                     $ 1,942,809
  180,300      Compania de Telephonos de Chile SA (A.D.R.) (c)       1,911,180
  135,000      KT Corp. (c)                                          2,922,750
  243,600      Mahanagar Telephone (Demat Shares)                      885,585
  240,260      Mahanagar Telephone Nigam, Ltd.                       2,102,275
   94,000      SPT Telecom AS*                                       1,403,985
  127,000      Telefonos de Mexico SA                                4,446,270
  328,200      Telekom Malaysia                                      1,035,385
  522,400      Telekomunikacja Polska SA                             2,838,685
                                                                   -----------
                                                                   $19,488,924
                                                                   -----------
               Wireless Telecommunication Services - 7.2%
  218,600      Advanced Service Co., Ltd. (Foreign Shares)         $   543,519
  115,400      Alumax, Inc.                                          5,390,334
  155,400      Bharti Televentures*                                    605,729
   66,000      Korea Telecom Freetel Co.                             1,373,109
    9,100      Mobile Telesystems                                    1,262,261
  161,600      SK Telecom Co., Ltd. (c)                              3,637,616
1,140,000      StarHub, Ltd.*                                          723,942
1,125,000      Taiwan Cellular Corp.                                 1,204,388
  134,477      Turkcell Iletism Hizmet (A.D.R.) (c)                  2,118,013
  346,800      Venfin, Ltd.                                          1,519,911

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                                Value
               Wireless Telecommunication Services (continued)
    36,900     Vimpel-Communications (A.D.R.)*                    $  1,436,886
                                                                  ------------
                                                                  $ 19,815,708
                                                                  ------------
               Total Telecommunication Services                   $ 39,304,632
                                                                  ------------
               Utilities - 4.2%
               Electric Utilities - 2.6%
    62,800     Cemig SA (A.D.R.)*                                 $  1,453,193
 9,061,223     Enersis SA*                                           1,361,758
   107,000     Korea Electric Power Corp.                            2,672,628
    62,940     Unified Energy System (G.D.R.)                        1,749,987
                                                                  ------------
                                                                  $  7,237,566
                                                                  ------------
               Gas Utilities - 1.2%
    42,100     Gazprom (A.D.R.) (c)*                              $  1,589,275
    47,300     Korea Gas Corp.                                       1,554,199
                                                                  ------------
                                                                  $  3,143,474
                                                                  ------------
               Multi-Utilities & Unregulated Power - 0.4%
 2,310,500     YTL Power International Bhd*                       $  1,167,052
                                                                  ------------
               Total Utilities                                    $ 11,548,092
                                                                  ------------
               TOTAL COMMON STOCKS
               (Cost $191,754,344)                                $261,914,287
                                                                  ------------
               WARRANTS - 0.0%
               Commercial Services & Supplies - 0.0%
               Diversified Commercial Services - 0.0%
    11,697     Bidvest Group, Ltd., Exp. 12/8/06*                 $     40,205
                                                                  ------------
               Total Commercial Services & Supplies               $     40,205
                                                                  ------------
               TOTAL WARRANTS
               (Cost $0)                                          $     40,205
                                                                  ------------
               TEMPORARY CASH INVESTMENT - 8.8%
               Security Lending Collateral - 8.8%
24,186,869     Securities Lending Investment Fund, 1.96%          $ 24,186,869
                                                                  ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $24,186,869)                                 $ 24,186,869
                                                                  ------------


   The accompanying notes are an integral part of these financial statements.
22

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Value
       TOTAL INVESTMENTS IN SECURITIES - 107.3%
       (Cost $220,822,129)(a)(b)                                  $294,012,186
                                                                  ------------
       OTHER ASSETS AND LIABILITIES - (7.3)%                      $(20,079,843)
                                                                  ------------
       TOTAL NET ASSETS - 100.0%                                  $273,932,343
                                                                  ============

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

*        Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2004, the value of these securities amounted to $5,623,173 or 2.1% of net assets.

(a) Distributions of investments by country of issue, as percentage of total equity holdings (excluding temporary cash investments) is as follows:

         South Korea                                                      21.6%
         Brazil                                                           15.0
         South Africa                                                      7.0
         Taiwan                                                            6.9
         Russia                                                            6.5
         Mexico                                                            6.5
         Malaysia                                                          5.6
         India                                                             5.2
         Turkey                                                            4.4
         Indonesia                                                         2.9
         Chile                                                             2.9
         Thailand                                                          2.3
         Singapore                                                         2.1
         Poland                                                            2.1
         People's Republic of China                                        1.6
         Peru                                                              1.5
         Philippines                                                       1.4
         Israel                                                            1.2
         Hungary                                                           1.1
         Czech Republic                                                    1.0
         Other (Individually less than 1%)                                 1.2
                                                                          ----
                                                                         100.0%
                                                                         =====

(b) At November 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $224,164,377 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost           $75,590,393
         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value            (5,742,584)
                                                                   -----------
         Net unrealized gain                                       $69,847,809
                                                                   ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                   (continued)
--------------------------------------------------------------------------------

(c)   At November 30, 2004, the following securities were out on loan:

   Shares                      Security                           Market Value
   ------                      --------                           ------------
  126,065   Anglogold Ashanti, Ltd. (A.D.R.)                       $ 5,031,254
   24,542   Banco Bradesco SA (A.D.R.)                               1,598,175
    8,000   Compania Cervecerias Unidas SA (A.D.R.)                    203,120
  171,285   Compania de Telephonos de Chile SA (A.D.R.)              1,815,621
    1,995   Gazprom (A.D.R.)*                                           75,311
   92,195   KT Corp.                                                 1,996,022
   81,700   Kookmin Bank (A.D.R.)*                                   3,060,482
  153,520   SK Telecom Co., Ltd.                                     3,455,735
   86,070   Surgutneftegaz (A.D.R.)                                  3,206,108
   72,220   Tele Norte Leste Participacoes (A.D.R.)                  1,104,966
   10,300   Telemig Celular Participacoes (A.D.R.)                     296,640
   84,718   Turkcell Iletism Hizmet (A.D.R.)                         1,334,309
                                                                   -----------
            Total                                                  $23,177,743
                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2004 aggregated $182,273,180 and $192,504,828, respectively.


   The accompanying notes are an integral part of these financial statements.
24

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
   $23,177,743) (cost $220,822,129)                             $294,012,186
  Cash                                                               511,389
  Foreign currencies, at value (cost $4,041,160)                   4,072,514
  Receivables -
   Investment securities sold                                        974,894
   Fund shares sold                                                  477,580
   Dividends, interest and foreign taxes withheld                    740,904
                                                                ------------
     Total assets                                               $300,789,467
                                                                ------------
LIABILITIES:
  Payables -
   Investment securities purchased                              $  1,102,535
   Fund shares repurchased                                           499,838
   Upon return of securities loaned                               24,186,869
  Due to affiliates                                                  530,416
  Accrued expenses                                                   278,869
  Forward foreign currency settlement contracts, net                   7,110
  Reserve for repatriation taxes                                     251,487
                                                                ------------
     Total liabilities                                          $ 26,857,124
                                                                ------------
NET ASSETS:
  Paid-in capital                                               $258,333,986
  Undistributed net investment loss                               (1,237,749)
  Accumulated net realized loss on investments and foreign
   currency transactions                                         (56,134,493)
  Net unrealized gain on investments                              72,938,570
  Net unrealized gain on forward foreign currency contracts
   and other assets and liabilities denominated in foreign
   currencies                                                         32,029
                                                                ------------
     Total net assets                                           $273,932,343
                                                                ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $146,503,102/8,195,769 shares)              $      17.88
                                                                ============
  Class B (based on $36,351,691/2,199,881 shares)               $      16.52
                                                                ============
  Class C (based on $36,578,611/2,221,221 shares)               $      16.47
                                                                ============
  Class R (based on $59,248/3,343 shares)                       $      17.72
                                                                ============
  Class Y (based on $54,439,691/2,898,996 shares)               $      18.78
                                                                ============
MAXIMUM OFFERING PRICE:
  Class A ($17.88 [divided by] 94.25%)                          $      18.97
                                                                ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 11/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,181,561)       $7,543,930
  Interest                                                          17,362
  Income from securities loaned, net                                70,770
                                                                -----------
     Total investment income                                                       $ 7,632,062
                                                                                   -----------
EXPENSES:
  Management fees                                               $3,181,254
  Transfer agent fees and expenses
   Class A                                                         851,905
   Class B                                                         218,168
   Class C                                                         156,567
   Class R                                                             369
   Class Y                                                             861
  Distribution fees
   Class A                                                         348,299
   Class B                                                         378,332
   Class C                                                         328,908
   Class R                                                             229
  Administrative fees                                               12,007
  Custodian fees                                                   400,227
  Registration fees                                                104,547
  Professional fees                                                 60,663
  Printing expense                                                   4,085
  Fees and expenses of nonaffiliated trustees                        5,076
  Miscellaneous                                                     15,424
                                                                -----------
     Total expenses                                                                $ 6,066,921
     Less management fees waived and expenses reimbursed
      by Pioneer Investment Management, Inc.                                          (192,215)
     Less fees paid indirectly                                                          (9,386)
                                                                                   -----------
     Net expenses                                                                  $ 5,865,320
                                                                                   -----------
      Net investment income                                                        $ 1,766,742
                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments (net of foreign capital gain taxes of
     $(2,342,987))                                              $43,619,789
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            (131,248)        $43,488,541
                                                                -----------        -----------
  Change in net unrealized gain on:
   Investments (net of decrease in reserve for
     repatriation taxes of $1,829,220)                          $9,219,878
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies              33,324         $ 9,253,202
                                                                -----------        -----------
  Net gain on investments and foreign currency transactions                        $52,741,743
                                                                                   -----------
  Net increase in net assets resulting from operations                             $54,508,485
                                                                                   ===========

   The accompanying notes are an integral part of these financial statements.
26

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 11/30/04 and 11/30/03, respectively

                                                           Year Ended            Year Ended
                                                            11/30/04              11/30/03
FROM OPERATIONS:
  Net investment income                                  $  1,766,742          $   1,123,476
  Net realized gain on investments and foreign
   currency transaction                                    43,488,541              8,423,702
  Change in net unrealized gain on investments
   and foreign currency transactions                        9,253,202             63,321,681
                                                         ------------          -------------
   Net increase in net assets resulting
     from operations                                     $ 54,508,485          $  72,868,859
                                                         ------------          -------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
   Class A ($0.04 and $0.00 per share, respectively)     $   (308,722)                     -
   Class R ($0.15 and $0.01 per share, respectively)             (147)                    (2)
   Class Y ($0.16 and $0.01 per share, respectively)         (613,683)               (41,091)
                                                         ------------          -------------
     Total distributions to shareowners                  $   (922,552)         $     (41,093)
                                                         ------------          -------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                       $ 91,657,497          $ 129,981,612
  Reinvestment of distributions                               321,605                  3,540
  Cost of shares repurchased                             (117,299,715)          (152,740,438)
                                                         ------------          -------------
   Net decrease in net assets resulting from
     Fund share transactions                             $(25,320,613)         $ (22,755,286)
                                                         ------------          -------------
   Net increase in net assets                            $ 28,265,320          $  50,072,480
NET ASSETS:
  Beginning of year                                       245,667,023            195,594,543
                                                         ------------          -------------
  End of year (including undistributed net investment
   income (loss) of $(1,237,749) and $261,669,
   respectively)                                         $273,932,343          $ 245,667,023
                                                         ============          =============


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                     '04 Shares       '04 Amount          '03 Shares          '03 Amount
CLASS A
Shares sold                           3,615,669     $ 58,232,544            9,153,142       $ 98,720,585
Reinvestment of distributions            17,598          268,196                    -                  -
Less shares repurchased              (3,864,993)     (60,813,131)         (10,122,194)      (108,674,102)
                                     ----------     ------------          -----------       ------------
   Net decrease                        (231,726)    $ (2,312,391)            (969,052)      $ (9,953,517)
                                     ==========     ============          ===========       ============
CLASS B
Shares sold                             908,252     $ 13,763,154              740,388       $  8,447,934
Less shares repurchased              (1,578,190)     (23,101,481)          (1,004,628)       (10,603,284)
                                     ----------     ------------          -----------       ------------
   Net decrease                        (669,938)    $ (9,338,327)            (264,240)      $ (2,155,350)
                                     ==========     ============          ===========       ============
CLASS C
Shares sold                           1,115,792     $ 16,655,237            1,518,262       $ 16,590,362
Less shares repurchased                (809,502)     (11,737,597)          (2,708,284)       (26,566,419)
                                     ----------     ------------          -----------       ------------
   Net increase (decrease)              306,290     $  4,917,640           (1,190,022)      $ (9,976,057)
                                     ==========     ============          ===========       ============
CLASS R(a)
Shares sold                               3,802     $     60,477                  162       $      1,978
Reinvestment of distributions                 9              139                    -                  1
Less shares repurchased                    (628)         (10,375)                    (2)             (21)
                                     ----------     ------------          --------------    ------------
   Net increase                           3,183     $     50,241                  160       $      1,958
                                     ==========     ============          =============     ============
CLASS Y
Shares sold                             172,410     $  2,946,085              616,873       $  6,220,753
Reinvestment of distributions             3,354           53,270                  240              3,539
Less shares repurchased              (1,190,329)     (21,637,131)            (670,769)        (6,896,612)
                                     ----------     ------------          -------------     ------------
   Net decrease                      (1,014,565)    $(18,637,776)             (53,656)      $   (672,320)
                                     ==========     ============          =============     ============

(a)  Class R shares were first publicly offered on April 1, 2003.

   The accompanying notes are an integral part of these financial statements.
28

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended   Year Ended    Year Ended   Year Ended
CLASS A                                                          11/30/04     11/30/03     11/30/02      11/30/01     11/30/00
Net asset value, beginning of period                             $  14.47     $  10.11     $  9.91      $ 10.82       $  13.80
                                                                 --------     --------     -------      -------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.10     $   0.07     $ (0.01)        0.00(a)    $  (0.17)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      3.35         4.29        0.21        (0.91)         (2.81)
                                                                 --------     --------     -------      -------       --------
   Net increase (decrease) from investment operations            $   3.45     $   4.36     $  0.20      $ (0.91)      $  (2.98)
Distributions to shareowners:
 Net investment income                                              (0.04)           -           -            -              -
                                                                 --------     --------     -------      -------       --------
Net increase (decrease) in net asset value                       $   3.41     $   4.36     $  0.20      $ (0.91)      $  (2.98)
                                                                 --------     --------     -------      -------       --------
Net asset value, end of period                                   $  17.88     $  14.47     $ 10.11      $  9.91       $  10.82
                                                                 ========     ========     =======      =======       ========
Total return*                                                       23.86%       43.13%       2.02%       (8.41)%       (21.59)%
Ratio of net expenses to average net assets+                         2.17%        2.65%       2.58%        2.76%          2.19%
Ratio of net investment income (loss) to average net assets+         0.61%        0.51%      (0.09)%      (0.04)%        (1.13)%
Portfolio turnover rate                                                69%          88%        101%         177%           139%
Net assets, end of period (in thousands)                         $146,503     $121,974     $94,999      $82,739       $ 88,175
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.24%        2.65%       2.58%        2.76%          2.19%
 Net investment income (loss)                                        0.54%        0.51%      (0.09)%      (0.04)%        (1.13)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.17%        2.64%       2.57%        2.74%          2.16%
 Net investment income (loss)                                        0.61%        0.52%      (0.08)%      (0.02)%        (1.10)%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
  +  Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                        11/30/04     11/30/03     11/30/02     11/30/01     11/30/00
Net asset value, beginning of period                           $ 13.46      $  9.47      $  9.34      $ 10.28      $  13.23
                                                               -------      -------      -------      -------      --------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.01)     $ (0.08)     $ (0.58)     $ (0.10)     $  (0.34)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   3.07         4.07         0.71        (0.84)        (2.61)
                                                               -------      -------      -------      -------      --------
   Net increase (decrease) from investment operations          $  3.06      $  3.99      $  0.13      $ (0.94)     $  (2.95)
                                                               -------      -------      -------      -------      --------
Net increase (decrease) in net asset value                     $  3.06      $  3.99      $  0.13      $ (0.94)     $  (2.95)
                                                               -------      -------      -------      -------      --------
Net asset value, end of period                                 $ 16.52      $ 13.46      $  9.47      $  9.34      $  10.28
                                                               =======      =======      =======      =======      ========
Total return*                                                    22.73%       42.13%        1.39%       (9.14)%      (22.30)%
Ratio of net expenses to average net assets+                      2.89%        3.37%        3.21%        3.59%         3.05%
Ratio of net investment loss to average net assets+              (0.10)%      (0.26)%      (0.66)%      (0.87)%       (1.97)%
Portfolio turnover rate                                             69%          88%         101%         177%          139%
Net assets, end of period (in thousands)                       $36,352      $38,615      $29,674      $35,651      $ 40,763
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.95%        3.37%        3.21%        3.59%         3.05%
 Net investment loss                                             (0.16)%      (0.26)%      (0.66)%      (0.87)%       (1.97)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     2.89%        3.37%        3.21%        3.58%         3.03%
 Net investment loss                                             (0.10)%      (0.26)%      (0.66)%      (0.86)%       (1.95)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
30

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended    Year Ended  Year Ended   Year Ended   Year Ended
CLASS C                                                           11/30/04      11/30/03    11/30/02     11/30/01     11/30/00
Net asset value, beginning of period                             $  13.39       $  9.42     $  9.29      $ 10.23     $   13.12
                                                                 --------       -------     -------      -------     ---------
Increase (decrease) from investment operations:
 Net investment loss                                             $  (0.00)(a)   $ (0.14)    $ (0.18)     $ (0.01)    $   (0.14)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      3.08          4.11        0.31        (0.93)        (2.75)
                                                                 --------       -------     -------      -------     ---------
   Net increase (decrease) from investment operations            $   3.08       $  3.97     $  0.13      $ (0.94)    $   (2.89)
                                                                 --------       -------     -------      -------     ---------
Net increase (decrease) in net asset value                       $   3.08       $  3.97     $  0.13      $ (0.94)    $   (2.89)
                                                                 --------       -------     -------      -------     ---------
Net asset value, end of period                                   $  16.47       $ 13.39     $  9.42      $  9.29     $   10.23
                                                                 ========       =======     =======      =======     =========
Total return*                                                       23.00%        42.14%       1.40%       (9.19)%      (22.03)%
Ratio of net expenses to average net assets+                         2.78%         3.32%       3.16%        3.57%         2.85%
Ratio of net investment loss to average net assets+                 (0.01)%       (0.18)%     (0.63)%      (0.81)%       (1.81)%
Portfolio turnover rate                                                69%           88%        101%         177%          139%
Net assets, end of period (in thousands)                         $ 36,579       $25,632     $29,239      $15,864     $  12,861
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.86%         3.32%       3.16%        3.57%         2.85%
 Net investment loss                                                (0.08)%       (0.18)%     (0.63)%      (0.81)%       (1.81)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.78%         3.32%       3.15%        3.55%         2.82%
 Net investment loss                                                (0.01)%       (0.18)%     (0.62)%      (0.79)%       (1.78)%


  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
  +  Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 4/1/03 (a)
                                                                 Year Ended          to
                                                                  11/30/04        11/30/03
CLASS R
Net asset value, beginning of period                              $ 14.51        $  9.57
                                                                  -------        -------
Increase from investment operations:
  Net investment income                                           $  0.11        $  0.02
  Net realized and unrealized gain on investments and
   foreign currency transactions                                     3.25           4.93
                                                                  -------        -------
     Net increase from investment operations                      $  3.36        $  4.95
Distributions to shareowners:
  Net investment income                                             (0.15)         (0.01)
                                                                  -------        -------
Net increase in net asset value                                   $  3.21        $  4.94
                                                                  -------        -------
Net asset value, end of period                                    $ 17.72        $ 14.51
                                                                  =======        =======
Total return*                                                       23.35%         51.74%
Ratio of net expenses to average net assets+                         2.61%          2.13%**
Ratio of net investment income to average net assets+                0.13%          0.56%**
Portfolio turnover rate                                                69%            88%
Net assets, end of period (in thousands)                          $    59        $     2
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       2.70%          2.13%**
  Net investment income                                              0.04%          0.56%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       2.61%          2.13%**
  Net investment income                                              0.13%          0.56%**

(a)  Class R Shares were first publicly offered on April 1, 2003.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
 **  Annualized.
  +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
32

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                          11/30/04    11/30/03     11/30/02     11/30/01     11/30/00
Net asset value, beginning of period                             $ 15.19     $ 10.51      $ 10.20      $ 11.03      $  13.99
                                                                 -------     -------      -------      -------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.28     $  0.19      $  0.13      $  0.10      $  (0.10)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     3.47        4.50         0.18        (0.93)        (2.86)
                                                                 -------     -------      -------      -------      --------
   Net increase (decrease) from investment operations            $  3.75     $  4.69      $  0.31      $ (0.83)     $  (2.96)
Distributions to shareowners:
 Net investment income                                             (0.16)      (0.01)           -            -             -
                                                                 -------     -------      -------      -------      --------
Net increase (decrease) in net asset value                       $  3.59     $  4.68      $  0.31      $ (0.83)     $  (2.96)
                                                                 -------     -------      -------      -------      --------
Net asset value, end of period                                   $ 18.78     $ 15.19      $ 10.51      $ 10.20      $  11.03
                                                                 =======     =======      =======      =======      ========
Total return*                                                      24.86%      44.63%        3.04%       (7.52)%      (21.16)%
Ratio of net expenses to average net assets+                        1.30%       1.60%        1.58%        1.80%         1.62%
Ratio of net investment income (loss) to average net assets+        1.46%       1.52%        0.93%        0.96%        (0.62)%
Portfolio turnover rate                                               69%         88%         101%         177%          139%
Net assets, end of period (in thousands)                         $54,440     $59,444      $41,683      $43,861      $ 47,378
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.37%       1.60%        1.58%        1.80%         1.62%
 Net investment income (loss)                                       1.39%       1.52%        0.93%        0.96%        (0.62)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.30%       1.60%        1.58%        1.80%         1.60%
 Net investment income (loss)                                       1.46%       1.52%        0.93%        0.96%        (0.60)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income are recorded on the accrual basis net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                             (continued)
--------------------------------------------------------------------------------

   currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At November 30, 2004, the Fund had no open futures contracts.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended November 30, 2004, the Fund paid $2,342,987 in such taxes.

   In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of November 30, 2004, the Fund had $251,487 in reserve related to capital gains. The estimated reserve for the repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of November 30, 2004, the Fund had no reserve related to taxes on the repatriation of foreign currencies.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At November 30, 2004, the Fund had a net capital loss carryforward of $54,036,311, of which $1,968,607 will expire in 2005, $6,469,549 will expire in 2008, $34,401,642 will expire in 2009 and $11,196,513 will expire in 2010 if not utilized.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                             (continued)
--------------------------------------------------------------------------------

   The tax character of distributions paid during the years ended November 30, 2004 and 2003 were as follows.

--------------------------------------------------------------------------------
                                                 2004            2003
                                              --------         -------
  Distributions paid from:
   Ordinary income                            $922,552         $41,093
   Long-term capital gain                            -               -
                                              --------         -------
    Total                                     $922,552         $41,093
                                              ========         =======
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2004.

--------------------------------------------------------------------------------
                                                             2004
                                                         ------------
  Undistributed ordinary income                          $         -
  Capital loss carryforward                              (54,036,311)
  Unrealized appreciation                                 69,634,668
                                                         -----------
    Total                                                $15,598,357
                                                         ===========
--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on Passive Foreign Investment Company (PFIC) holdings and the mark to market of forward currency contracts.

   At November 30, 2004, the Fund has reclassified $2,343,608 to increase undistributed net investment loss, $130,626 to decrease paid-in capital and $2,474,234 to decrease accumulated net realized loss on investments and foreign currency transactions, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

F. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano
   S.p.A.(UniCredito Italiano), earned $42,735 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2004.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

G. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

H. Securities Lending

   The Fund lends securities in its Portfolio to certain brokers-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

I. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued inter-

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                             (continued)
--------------------------------------------------------------------------------

   est received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's Portfolio. Effective December 31, 2003, management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets. Prior to December 31, 2003, the management fees were calculated daily at the annual rate of 1.25% of the Fund's average daily net assets.

Effective December 31, 2003 and through April 1, 2005, Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class A expenses to 2.15% of the average daily net assets attributable to Class A shares. The portion of the Fund expenses attributable to classes of shares other than Class A will be reduced only to the extent such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At November 30, 2004, $318,476, was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $116,195 in transfer agent fees payable to PIMSS at November 30, 2004.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $95,745 in distribution fees payable to PFD at November, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares help by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004 a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2004, CDSCs in the amount of $97,154 were paid to PFD.

The Fund charges a 2.0% redemption fee on Class A, Class B and Class C shares sold within 30 days of purchase. For Class A shares this fee became effective November 1, 2003, while for Class B and Class C shares, this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the year ended November 30, 2004, the Fund collected $34,458 in redemption fees, which are included in the Fund's capital account.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                             (continued)
--------------------------------------------------------------------------------

5. Directed Brokerage And Expense Offset Arrangements
The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended November 30, 2004, the Fund's expenses were reduced by $1,190 under these arrangements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended November 30, 2004, the Fund's expenses were reduced by $8,196 under such arrangements.

6. Forward Foreign Currency Contracts
At November 30, 2004, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At November 30, 2004, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $60,368, and $67,478, respectively, resulting in a net payable of $7,110.

7. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended November 30, 2004, there was no borrowings under such agreement.

8. Tax Information (Unaudited)
For the fiscal year ending November 30, 2004, the Fund has elected to pass through foreign taxes credits of $3,019,135.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Emerging Markets Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Emerging Markets Fund (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended November 30, 2001 were audited by other auditors who have ceased operations and whose report, dated January 11, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Emerging Markets Fund at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
January 7, 2005

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 73 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held     Term of Office and    Principal Occupation During           Other Directorships Held
Name and Age                With the Fund      Length of Service     Past Five Years                       by this Trustee
John F. Cogan, Jr. (78)*    Chairman of the    Since 1999.           Deputy Chairman and a Director of     Director of Harbor
                            Board,             Serves until          Pioneer Global Asset Management       Global Company, Ltd.
                            Trustee and        retirement or         S.p.A. ("PGAM"); Non-Executive
                            President          removal               Chairman and a Director of Pioneer
                                                                     Investment Management USA Inc.
                                                                     ("PIM-USA"); Chairman and a
                                                                     Director of Pioneer; Director of
                                                                     Pioneer Alternative Investment
                                                                     Management Limited (Dublin);
                                                                     President and a Director of Pioneer
                                                                     Alternative Investment Management
                                                                     (Bermuda) Limited and affiliated
                                                                     funds; President and Director of
                                                                     Pioneer Funds Distributor, Inc.
                                                                     ("PFD"); President of all of the
                                                                     Pioneer Funds; and Of Counsel
                                                                     (since 2000, partner prior to
                                                                     2000), Wilmer Cutler Pickering Hale
                                                                     and Dorr LLP (counsel to PIM-USA
                                                                     and the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
===================================================================================================================================
Osbert M. Hood (52)**       Trustee and        Since June, 2003.     President and Chief Executive         None

                            Executive Vice     Serves until          Officer, PIM-USA since May 2003
                            President          retirement or         (Director since January 2001);
                                               removal               President and Director of Pioneer
                                                                     since May 2003; Chairman and
                                                                     Director of Pioneer Investment
                                                                     Management Shareholder Services,
                                                                     Inc. ("PIMSS") since May 2003;
                                                                     Executive Vice President of all of
                                                                     the Pioneer Funds since June 2003;
                                                                     Executive Vice President and Chief
                                                                     Operating Officer of PIM-USA,
                                                                     November 2000 to May 2003;
                                                                     Executive Vice President, Chief
                                                                     Financial Officer and Treasurer,
                                                                     John Hancock Advisers, L.L.C.,
                                                                     Boston, MA, November 1999 to
                                                                     November 2000; Senior Vice
                                                                     President and Chief Financial
                                                                     Officer, John Hancock Advisers,
                                                                     L.L.C., April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

===================================================================================================================================

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              Positions Held   Term of Office and    Principal Occupation During          Other Directorships Held
Name, Age and Address         With the Fund    Length of Service     Past Five Years                      by this Trustee
Mary K. Bush (56)             Trustee          Since 1999.           President, Bush International        Director of Brady
3509 Woodbine Street,                          Serves until          (international financial advisory    Corporation (industrial
Chevy Chase, MD 20815                          retirement or         firm)                                identification and
                                               removal                                                    specialty coated material
                                                                                                          products manufacturer),
                                                                                                          Millennium Chemicals,
                                                                                                          Inc. (commodity
                                                                                                          chemicals), Mortgage
                                                                                                          Guaranty Insurance
                                                                                                          Corporation, and R.J.
                                                                                                          Reynolds Tobacco
                                                                                                          Holdings, Inc. (tobacco)
===================================================================================================================================
Richard H. Egdahl, M.D.       Trustee          Since 1999.           Alexander Graham Bell Professor      None
(77)+                                          Serves until          of Health Care Entrepreneurship,
Boston University Healthcare                   retirement or         Boston University; Professor of
Entrepreneurship Program,                      removal               Management, Boston University
53 Bay State Road,                                                   School of Management; Professor of
Boston, MA 02215                                                     Public Health, Boston University
                                                                     School of Public Health; Professor
                                                                     of Surgery, Boston University
                                                                     School of Medicine; and University
                                                                     Professor, Boston University
===================================================================================================================================
Margaret B.W. Graham (57)     Trustee          Since 1999.           Founding Director, The Winthrop      None
1001 Sherbrooke Street West,                   Serves until          Group, Inc. (consulting firm);
Montreal, Quebec, Canada                       retirement or         Professor of Management, Faculty
H3A 1G5                                        removal               of Management, McGill University
===================================================================================================================================
Marguerite A. Piret (56)      Trustee          Since 1999.           President and Chief Executive        Director of New America
One Boston Place, 28th Floor,                  Serves until          Officer, Newbury, Piret & Company,   High Income Fund, Inc.
Boston, MA 02108                               retirement or         Inc. (investment banking firm)       (closed-end investment
                                               removal                                                    company)
+Retired, effective 12/31/04.
===================================================================================================================================

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held   Term of Office and    Principal Occupation During       Other Directorships Held
Name, Age and Address         With the Fund    Length of Service     Past Five Years                   by this Trustee
Stephen K. West (76)          Trustee          Since 1999.           Senior Counsel, Sullivan &        Director, The Swiss Helvetia
125 Broad Street,                              Serves until          Cromwell (law firm)               Fund, Inc. (closed-end
New York, NY 10004                             retirement or                                           investment company) and
                                               removal                                                 AMVESCAP PLC
                                                                                                       (investment managers)
===================================================================================================================================
John Winthrop (68)            Trustee          Since 1999.           President, John Winthrop & Co.,   None
One North Adgers Wharf,                        Serves until          Inc. (private investment firm)
Charleston, SC 29401                           retirement or
                                               removal
===================================================================================================================================

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held     Term of Office and      Principal Occupation During         Other Directorships Held
Name and Age                With the Fund      Length of Service       Past Five Years                     by this Trustee
Dorothy E. Bourassa (56)    Secretary          Since September,        Secretary of PIM-USA; Senior        None
                                               2003.                   Vice President-Legal of Pioneer;
                                               Serves at the           and Secretary/Clerk of most of
                                               discretion of board.    PIM-USA's subsidiaries since
                                                                       October 2000; Secretary of all of
                                                                       the Pioneer Funds since September
                                                                       2003 (Assistant Secretary from
                                                                       November 2000 to September 2003);
                                                                       and Senior Counsel, Assistant Vice
                                                                       President and Director of
                                                                       Compliance of PIM-USA from April
                                                                       1998 through October 2000
===================================================================================================================================
Christopher J. Kelley (39)  Assistant          Since September,        Assistant Vice President and        None
                            Secretary          2003.                   Senior Counsel of Pioneer since
                                               Serves at the           July 2002; Vice President and
                                               discretion of board.    Senior Counsel of BISYS Fund
                                                                       Services, Inc. (April 2001 to June
                                                                       2002); Senior Vice President and
                                                                       Deputy General Counsel of Funds
                                                                       Distributor, Inc. (July 2000 to
                                                                       April 2001); Vice President and
                                                                       Associate General Counsel from
                                                                       July 1996 to July 2000; Assistant
                                                                       Secretary of all of the Pioneer
                                                                       Funds since September 2003
===================================================================================================================================
David C. Phelan (47)        Assistant          Since September,        Partner, William Cutler             None
                            Secretary          2003.                   Pickering Hale and Dorr LLP;
                                               Serves at the           Assistant Secretary of all of
                                               discretion of board.    Pioneer Funds since September
                                                                       2003
===================================================================================================================================
Vincent Nave (59)           Treasurer          Since November,         Vice President-Fund Accounting,     None
                                               2000.                   Administration and Custody
                                               Serves at the           Services of Pioneer (Manager from
                                               discretion of board.    September 1996 to February 1999);
                                                                       and Treasurer of all of the
                                                                       Pioneer Funds (Assistant
                                                                       Treasurer from June 1999 to
                                                                       November 2000)
===================================================================================================================================

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

                          Positions Held     Term of Office and      Principal Occupation During           Other Directorships Held
Name and Age              With the Fund      Length of Service       Past Five Years                       by this Trustee
Mark E. Bradley (45)      Assistant          Since November          Deputy Treasurer of Pioneer since     None
                          Treasurer          2004.                   2004; Treasurer and Senior Vice
                                             Serves at the           President, CDC IXIS Asset
                                             discretion of the       Management Services from 2002 to
                                             board.                  2003; Assistant Treasurer and
                                                                     Vice President, MFS Investment
                                                                     Management from 1997 to 2002; and
                                                                     Assistant Treasurer of all of the
                                                                     Pioneer Funds since November 2004
===================================================================================================================================
Luis I. Presutti (39)     Assistant          Since November,         Assistant Vice President-Fund         None
                          Treasurer          2000.                   Accounting, Administration and
                                             Serves at the           Custody Services of Pioneer
                                             discretion of board.    (Fund Accounting Manager from
                                                                     1994 to 1999); and Assistant
                                                                     Treasurer of all of the Pioneer
                                                                     Funds since November 2000
===================================================================================================================================
Gary Sullivan (46)        Assistant          Since May, 2002.        Fund Accounting Manager-Fund          None
                          Treasurer          Serves at the           Accounting, Administration and
                                             discretion of board.    Custody Services of Pioneer; and
                                                                     Assistant Treasurer of all of
                                                                     the Pioneer Funds since May 2002
===================================================================================================================================
Katherine Kim Sullivan    Assistant          Since September,        Fund Administration Manager-Fund      None
(30)                      Treasurer          2003.                   Accounting, Administration and
                                             Serves at the           Custody Services since June
                                             discretion of board.    2003; Assistant Vice
                                                                     President-Mutual Fund Operations
                                                                     of State Street Corporation from
                                                                     June 2002 to June 2003 (formerly
                                                                     Deutsche Bank Asset Management);
                                                                     Pioneer Fund Accounting,
                                                                     Administration and Custody
                                                                     Services (Fund Accounting
                                                                     Services Manager from August
                                                                     1999 to May 2002, Fund
                                                                     Accounting Supervisor from 1997
                                                                     to July 1999); Assistant
                                                                     Treasurer of all of the Pioneer
                                                                     Funds since September 2003
===================================================================================================================================

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FUND OFFICERS (continued)
--------------------------------------------------------------------------------

                        Positions Held       Term of Office and      Principal Occupation During           Other Directorships Held
Name and Age            With the Fund        Length of Service       Past Five Years                       by this Trustee
Martin J. Wolin (37)    Chief Compliance     Since October 2004.     Chief Compliance Officer of           None
                        Officer              Serves at the           Pioneer (Director of Compliance
                                             discretion of the       and Senior Counsel from November
                                             board.                  2000 to September 2004); Vice
                                                                     President and Associate General
                                                                     Counsel of UAM Fund Services,
                                                                     Inc. (mutual fund administration
                                                                     company) from February 1998 to
                                                                     November 2000; and Chief
                                                                     Compliance Officer of all of the
                                                                     Pioneer Funds.
===================================================================================================================================
The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                Asset Allocation
Pioneer Fund                               Pioneer Ibbotson Moderate
Pioneer Balanced Fund                       Allocation Fund
Pioneer Equity Income Fund                 Pioneer Ibbotson Growth
Pioneer Equity Opportunity Fund             Allocation Fund
Pioneer Growth Shares                      Pioneer Ibbotson Aggressive
Pioneer Mid Cap Growth Fund                 Allocation Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap                International/Global Equity
 Growth Fund                               Pioneer Emerging Markets Fund
Pioneer Oak Ridge Small Cap                Pioneer Europe Select Fund
 Growth Fund                               Pioneer Europe Fund
Pioneer Papp America-Pacific               Pioneer International Equity Fund
 Rim Fund                                  Pioneer International Value Fund
Pioneer Papp Small and Mid Cap
 Growth Fund                               Fixed Income
Pioneer Papp Stock Fund                    Pioneer America Income Trust
Pioneer Papp Strategic                     Pioneer Bond Fund
 Growth Fund                               Pioneer Global High Yield Fund
Pioneer Real Estate Shares                 Pioneer High Yield Fund
Pioneer Research Fund*                     Pioneer Short Term Income Fund
Pioneer Small Cap Value Fund               Pioneer Strategic Income Fund
Pioneer Small Company Fund                 Pioneer Tax Free Income Fund
Pioneer Value Fund
                                           Money Market
                                           Pioneer Cash Reserves Fund**

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                          ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filings of its Form N-
1A, totaled approximately $33,300 in 2004 and approximately $30,300 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for the Funds audit-related service, which was for a review of the semi annual financial statements, totaled approximately $10,000 in 2003. There were no audit-related services in 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, including tax returns and tax advisory services, totaled approximately
$17,950 in 2004 and approximately $28,000 in 2003.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended November 30, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately
$17,950 in 2004 and $61,300 in 2003. These fees
include services provided prior to May 6, 2003, the effective date of the pre-approval process.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2003 and 2004, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  January 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 25, 2004

* Print the name and title of each signing officer under his or her signature.